Income Taxes - Schedule of Deferred Tax Assets (Details)	Dec. 31, 2024 USD ($)
Deferred tax asset:
Net operating loss carryforward	$ 1,534,755
Capitalized research and development	1,081,840
Equity-based compensation	496,493
Accrued legal fees	453,986
Organizational and start-up costs	379,620
Accrued expenses	33,956
Accrued compensation	75,639
Intangible assets	26,557
Total deferred tax asset before valuation allowance	4,082,846
Less: Valuation allowance	(3,923,277)
Total deferred tax asset after valuation allowance	159,569
Deferred tax liability:
Fixed assets	(159,569)
Net deferred tax asset